22. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 104,123	$ 72,262
Prepaid expenses and other current assets	6,573	2,258
Total assets	1,030,997	924,423
Liabilities
Total liabilities	1,008,357	671,050
Shareholders' equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,561,949 shares at December 31, 2016, respectively; and $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,550,993 shares at December 31, 2015, respectively	24	24
Accumulated losses	(146,173)	(150,282)
Accumulated other comprehensive income	6,913	16,657
Total stockholders’ equity	22,640	253,373
Total liabilities and stockholders' equity	1,030,997	924,423
Fincera
Assets
Cash and cash equivalents	671	135
Prepaid expenses and other current assets	23	16
Investment in subsidiaries, continued operations	46,787	115,752
Investment in subsidiaries, discontinued operations	17,362	66,813
Due from subsidiaries	25,290	71,276
Total assets	90,133	253,992
Liabilities
Other payables and accrued liabilities	583	619
Due to Smart Success	66,910	0
Total liabilities	67,493	619
Shareholders' equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,561,949 shares at December 31, 2016, respectively; and $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,550,993 shares at December 31, 2015, respectively	24	24
Additional paid-in capital	136,802	359,960
Accumulated losses	(121,099)	(123,268)
Accumulated other comprehensive income	6,913	16,657
Total stockholders’ equity	22,640	253,373
Total liabilities and stockholders' equity	$ 90,133	$ 253,992